Inventory (Details) - Schedule of inventory net comprised - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Schedule of inventory net comprised [Abstract]
Finished goods	$ 266,106	$ 154,586
Total, net	$ 266,106	$ 154,586